Regulatory Assets, Liabilities, And Balancing Accounts (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 months years	Dec. 31, 2010
Regulatory Assets [Line Items]
Current regulatory assets	$ 1,090,000,000	$ 599,000,000
Undepreciated conventional electromechanical meters regulatory assets recovery maximum (months)	12
Book value of undepreciated conventional electromechanical meters	49,000,000
Deferred income taxes regulatory asset recovery minimum (years)	1
Amortization of underlying regulatory assets	62,000,000
Amortization of underlying generation facilities expected to recovered (months)	12
Deferred income taxes regulatory asset recovery maximum (years)	45
Utility retained generation asset costs	1,200,000,000
Utility retained generation asset costs (years)	1
Weighted average remaining life of Utility retained generation assets (years)	13
Environmental compliance costs regulatory asset recovery (years)	32
Price risk management regulatory assets recovery (years)	11
Expected recovery of regulated assets (years)	5
Recovery of costs related to debt reacquired or redeemed prior to maturity (years)	15
Term of a terminated power purchase agreement (years)	30
Current regulatory liabilities	161,000,000	81,000,000
Period of time expected to receive authorized rate adjustments (months)	12
Period of time exceeded for regulatory balancing accounts to be recorded in other noncurrent assets (months)	12
Recovery of remediation costs, percentage	90.00%
Recovery of energy procurement costs, percentage	100.00%
Energy Recovery Bonds [Member]
Regulatory Assets [Line Items]
Current regulatory assets	336,000,000	0
Price Risk Management Derivative Instruments [Member]
Regulatory Assets [Line Items]
Current regulatory assets	$ 450,000,000